Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Loans receivable, net of allowance for credit losses	$ 595,640	$ 654,925
Straight-line rents, prepaid expenses and other	592,032	692,521
Notes receivable, net of allowance for credit losses	401,989	663,644
Lease incentives	133,660	152,056
Inventory	90,915	85,668
Derivative assets (Note 12)	81,770	130,614
Investments	76,756	87,055
Operating lease right of use assets, net (Note 17)	45,970	57,009
Other receivables, net	583,306	493,032
Other assets	2,602,038	3,016,524
Financing receivable, allowance for credit loss	210,989	33,887	$ 137,861
Interest income, loans receivable	55,000	35,000	26,000
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, allowance for credit loss	478	689	3,898
Notes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, allowance for credit loss	$ 200,343	$ 24,274	$ 110,938